Report of Directors Financial Review Risk Report - Reconciliation from reported exposure and ECL to sensitised exposure and ECL (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ (3,117,161)	$ (2,923,319)
Debt instruments measured at fair value through other comprehensive income | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(386,370)	(353,855)
Debt instruments measured at fair value through other comprehensive income | Debt securities | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(386,370)	(353,855)
Financial investments - measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(182,089)	(153,973)
Financial investments - measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	(158,644)	(131,825)
Financial investments - measured at amortised cost | Other | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(890,197)	(828,488)
Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	(2,486,661)	(2,350,371)
Gross carrying amount | Exclusions from sensitivity
Disclosure of financial assets [line items]
Financial assets	(351,480)	(329,587)
Gross carrying amount | Performance guarantees
Disclosure of financial assets [line items]
Financial assets	102,684	92,722
Gross carrying amount | Other
Disclosure of financial assets [line items]
Financial assets	(4,022)	(6,476)
Gross carrying amount | Other | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(890,326)
Gross carrying amount | Financial instruments including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Financial assets	(1,815,828)	(1,678,790)
Gross carrying amount | Financial instruments including loan commitments and financial guarantees | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(2,706,154)	(2,507,370)
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(386,400)	(353,909)
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	(383,568)	(346,124)
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Debt securities | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(386,400)	(353,909)
Gross carrying amount | Financial investments - measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(2,706,154)	(2,507,370)
Gross carrying amount | Financial investments - measured at amortised cost | Other financial assets at amortised cost not presented as wholesale or personal lending, including held for sale
Disclosure of financial assets [line items]
Financial assets	540,083	568,798
Gross carrying amount | Financial investments - measured at amortised cost | Other
Disclosure of financial assets [line items]
Financial assets	(890,326)	(828,580)
Gross carrying amount | Financial investments - measured at amortised cost | Other | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(890,326)	(828,580)
Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(2,064,949)	(1,958,010)
Gross carrying amount | Wholesale | Exclusions from sensitivity
Disclosure of financial assets [line items]
Financial assets	(21,336)	(20,409)
Gross carrying amount | Wholesale | Performance guarantees
Disclosure of financial assets [line items]
Financial assets	102,684	92,722
Gross carrying amount | Wholesale | Other
Disclosure of financial assets [line items]
Financial assets	(6,757)	(5,978)
Gross carrying amount | Wholesale | Financial instruments including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Financial assets	(1,067,323)	(976,883)
Gross carrying amount | Wholesale | Debt instruments measured at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	(383,568)	(346,124)
Gross carrying amount | Wholesale | Financial investments - measured at amortised cost | Other financial assets at amortised cost not presented as wholesale or personal lending, including held for sale
Disclosure of financial assets [line items]
Financial assets	539,467	568,668
Gross carrying amount | Retail Lending
Disclosure of financial assets [line items]
Financial assets	(421,712)	(392,361)
Gross carrying amount | Retail Lending | Exclusions from sensitivity
Disclosure of financial assets [line items]
Financial assets	(330,144)	(309,178)
Gross carrying amount | Retail Lending | Performance guarantees
Disclosure of financial assets [line items]
Financial assets	0	0
Gross carrying amount | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	2,735	(498)
Gross carrying amount | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	(22,258)	(21,161)
Gross carrying amount | Retail Lending | Financial instruments including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Financial assets	(748,505)	(701,907)
Gross carrying amount | Retail Lending | Debt instruments measured at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	0	0
Gross carrying amount | Retail Lending | Financial investments - measured at amortised cost | Other financial assets at amortised cost not presented as wholesale or personal lending, including held for sale
Disclosure of financial assets [line items]
Financial assets	616	130
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	4,593	4,618
Allowance for ECL | Exclusions from sensitivity
Disclosure of financial assets [line items]
Financial assets	6,541	5,543
Allowance for ECL | Performance guarantees
Disclosure of financial assets [line items]
Financial assets	269	311
Allowance for ECL | Other
Disclosure of financial assets [line items]
Financial assets	341	450
Allowance for ECL | Other | IFRS 9
Disclosure of financial assets [line items]
Financial assets	129
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Financial assets	11,065	10,105
Allowance for ECL | Financial instruments including loan commitments and financial guarantees | IFRS 9
Disclosure of financial assets [line items]
Financial assets	11,194	10,197
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income | IFRS 9
Disclosure of financial assets [line items]
Financial assets	30	54
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	30	54
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income | Debt securities | IFRS 9
Disclosure of financial assets [line items]
Financial assets	30	54
Allowance for ECL | Financial investments - measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	11,194	10,197
Allowance for ECL | Financial investments - measured at amortised cost | Other financial assets at amortised cost not presented as wholesale or personal lending, including held for sale
Disclosure of financial assets [line items]
Financial assets	111	141
Allowance for ECL | Financial investments - measured at amortised cost | Other
Disclosure of financial assets [line items]
Financial assets	129	92
Allowance for ECL | Financial investments - measured at amortised cost | Other | IFRS 9
Disclosure of financial assets [line items]
Financial assets	129	92
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	1,905	2,205
Allowance for ECL | Wholesale | Exclusions from sensitivity
Disclosure of financial assets [line items]
Financial assets	6,394	5,419
Allowance for ECL | Wholesale | Performance guarantees
Disclosure of financial assets [line items]
Financial assets	269	311
Allowance for ECL | Wholesale | Other
Disclosure of financial assets [line items]
Financial assets	342	441
Allowance for ECL | Wholesale | Financial instruments including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Financial assets	8,240	7,559
Allowance for ECL | Wholesale | Debt instruments measured at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	30	54
Allowance for ECL | Wholesale | Financial investments - measured at amortised cost | Other financial assets at amortised cost not presented as wholesale or personal lending, including held for sale
Disclosure of financial assets [line items]
Financial assets	102	141
Allowance for ECL | Retail Lending
Disclosure of financial assets [line items]
Financial assets	2,688	2,413
Allowance for ECL | Retail Lending | Exclusions from sensitivity
Disclosure of financial assets [line items]
Financial assets	147	124
Allowance for ECL | Retail Lending | Performance guarantees
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	1	9
Allowance for ECL | Retail Lending | Other
Disclosure of financial assets [line items]
Financial assets	938	856
Allowance for ECL | Retail Lending | Financial instruments including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Financial assets	2,825	2,546
Allowance for ECL | Retail Lending | Debt instruments measured at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | Retail Lending | Financial investments - measured at amortised cost | Other financial assets at amortised cost not presented as wholesale or personal lending, including held for sale
Disclosure of financial assets [line items]
Financial assets	$ 9	$ 0